Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowances (in Dollars)	$ 171,444	$ 311,610
Unbilled revenue (in Dollars)	7,845	99,916
Property and equipment, net of accumulated depreciation (in Dollars)	634,739	477,763
Intangible assets, net of accumulated amortization (in Dollars)	$ 1,481,907	$ 2,350,059
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	970,319	959,508
Common stock, shares outstanding	970,319	959,508
Related Party
Current portion of loans payable to related parties, net of debt discount (in Dollars)	$ 0	$ 10,968
Loans payable to related parties, net of debt discount (in Dollars)	0	25,297
Nonrelated Party
Current portion of loans payable, net of debt discount (in Dollars)	46,969	96,552
Convertible Debt
Current portion of convertible debentures, net of debt discount (in Dollars)	58,459	614,556
Convertible debentures, net of current portion, net of debt discount (in Dollars)	$ 0	$ 464,839
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 3,500	$ 3,500
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Series D Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 10,000	$ 10,000
Preferred stock, shares authorized	1,590	1,590
Preferred stock, shares issued	943	943
Preferred stock, shares outstanding	943	943
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 10,000	$ 10,000
Preferred stock, shares authorized	650	650
Preferred stock, shares issued	311	311
Preferred stock, shares outstanding	311	311